Statements of Stockholders' Deficit - USD ($)	Capital Stock	Additional Paid-In Capital	Accumulated deficit	Total
Beginning balance, Amount at Aug. 31, 2014	$ 22,170	$ 86,180	$ (159,647)	$ (51,297)
Beginning balance, Shares at Aug. 31, 2014	22,170,000
Net loss for the year			(68,494)	(68,494)
Ending balance, Amount at Aug. 31, 2015	$ 22,170	86,180	(228,141)	(119,791)
Ending balance, Shares at Aug. 31, 2015	22,170,000
Net loss for the year			(53,270)	(53,270)
Ending balance, Amount at May. 31, 2016	$ 22,170	86,180	(281,411)	(173,061)
Ending balance, Shares at May. 31, 2016	22,170,000
Beginning balance, Amount at Aug. 31, 2015	$ 22,170	86,180	(228,141)	(119,791)
Beginning balance, Shares at Aug. 31, 2015	22,170,000
Net loss for the year			(93,867)	(93,867)
Ending balance, Amount at Aug. 31, 2016	$ 22,170	86,180	(322,008)	(213,658)
Ending balance, Shares at Aug. 31, 2016	22,170,000
Shares issued for due to related parties settlement ,Share	1,632,264
Shares issued for due to related parties settlement ,Amount	$ 1,632	161,568		163,200
Net loss for the year			(23,373)	(23,373)
Ending balance, Amount at May. 31, 2017	$ 23,802	$ 247,748	$ (345,381)	$ (73,831)
Ending balance, Shares at May. 31, 2017	23,802,264